Interests in associates - Summarized statement of comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in associates
Revenue	€ 19,453,617	€ 19,398,017	€ 17,618,685
Profit for the period	732,458	894,325	1,219,028
Other comprehensive income	(630,011)	1,049,002	1,017,514
Total comprehensive income	102,447	1,943,327	€ 2,236,542
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Revenue	734,678	717,995
Profit from continuing operations	235,186	236,269
Profit for the period	235,186	236,269
Other comprehensive income	(26,489)	50,651
Total comprehensive income	208,697	286,920
Dividends received	€ 213,521	€ 89,578